Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues:
Revenues		¥ 4,974,757	$ 764,606	¥ 4,564,650	¥ 3,773,877
Operating income (loss):
Total consolidated operating income (loss)		446,880	68,683	(12,448)	216,898
Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		520,196	79,951	293,701	532,638
Corporate, Non-Segment [Member]
Operating income (loss):
Unallocated expenses	[1]	(73,316)	(11,268)	(306,149)	(315,740)
Utility Product and Related Services [Member]
Revenues:
Revenues		3,439,563	528,651	3,870,995	3,465,239
Utility Product and Related Services [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		979,447	150,537	843,518	737,668
Mobile Entertainment [Member]
Revenues:
Revenues		1,496,443	229,999	693,195	281,671
Mobile Entertainment [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		(417,350)	(64,146)	(531,989)	(115,283)
Others [Member]
Revenues:
Revenues		38,751	5,956	460	26,967
Others [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		¥ (41,901)	$ (6,440)	¥ (17,828)	¥ (89,747)

[1]	Unallocated items include share-based compensation which are not allocated to segments.